October 26, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING Series Fund, Inc. (on behalf of ING Small Company Fund)
File No. 333-162509

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a Pre-Effective Amendment No.1 (the “Amendment”) to the registration statement on Form N-14 for ING Series Fund, Inc. under the Securities Act of 1933, as amended, for ING Series Fund, Inc. (“Registrant”) , which was filed on the EDGAR system on October 15, 2009 (File No. 333-162509) (the “Registration Statement”).  This Amendment is being made solely to correct the references to the powers of attorney for Todd Modic and each Director in the Part C of the Registration Statement.  Parts A and B are incorporated herein by reference from the Registration Statement.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480-477-2278 or Jutta M. Frankfurter at 202-261-3484.

Very truly yours,

/s/ Chris C. Okoroegbe
Chris C. Okoroegbe